Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk - Interest rate risk [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Hedged item Inflows [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	$ 1,235,977	$ 823,394
Hedged item Inflows [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	114,734	74,574
Hedged item Inflows [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	257,698	109,486
Hedged item Inflows [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	457,046	216,972
Hedged item Inflows [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	406,499	422,362
Hedged item Outflows [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(134,321)	(155,637)
Hedged item Outflows [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(32,238)	(19,466)
Hedged item Outflows [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(19,702)	(50,151)
Hedged item Outflows [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(55,388)	(33,140)
Hedged item Outflows [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(26,993)	(52,880)
Hedged item Net flows [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	1,101,656	667,757
Hedged item Net flows [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	82,496	55,108
Hedged item Net flows [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	237,996	59,335
Hedged item Net flows [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	401,658	183,832
Hedged item Net flows [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	379,506	369,482
Hedging instrument Inflows [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	134,321	155,637
Hedging instrument Inflows [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	32,238	19,466
Hedging instrument Inflows [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	19,702	50,151
Hedging instrument Inflows [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	55,388	33,140
Hedging instrument Inflows [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	26,993	52,880
Hedging instrument Outflows [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(1,235,977)	(823,394)
Hedging instrument Outflows [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(114,734)	(74,574)
Hedging instrument Outflows [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(257,698)	(109,486)
Hedging instrument Outflows [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(457,046)	(216,972)
Hedging instrument Outflows [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(406,499)	(422,362)
Hedging instrument Net flows [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(1,101,656)	(667,757)
Hedging instrument Net flows [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(82,496)	(55,108)
Hedging instrument Net flows [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(237,996)	(59,335)
Hedging instrument Net flows [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	(401,658)	(183,832)
Hedging instrument Net flows [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk [Line Items]
Forecasted cash flows	$ (379,506)	$ (369,482)